Convertible Bridge Financing (Details)	1 Months Ended					12 Months Ended
	Nov. 30, 2014 USD ($) $ / shares shares	Apr. 30, 2013 USD ($) $ / shares shares	Feb. 28, 2013 USD ($) $ / shares shares	Oct. 31, 2010 USD ($)	Oct. 31, 2010 ILS (₪)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS (₪)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS (₪)	Dec. 31, 2010 ILS (₪)	May 31, 2012 ILS (₪)	Oct. 31, 2010 ILS (₪)
Convertible Bridge Financing (Textual)
Conversion feature amount						$ 19,278	$ (235,382)	$ (59,901)
Additional paid in capital						8,927,429	8,620,957
Redemption amount paid in capital							90,280
Convertible Bridge Financing [Member]
Convertible Bridge Financing (Textual)
Principal amount				$ 1,500,000
Conversion price per share percentage				75.00%	75.00%
Conversion feature amount				$ 211,800
Debt instrument accrued interest		$ 878,730
Conversion of shares | shares		1,278,166
Price per share | $ / shares		$ 0.687
Additional paid in capital		$ 275,558
Exercise price | $ / shares	$ 1.50
Additional warrants | shares	41,179
Dividend yield	0.00%
Expected volatility	66.80%
Risk free rate	1.67%
Expected life in years	3 years 2 months 16 days
Convertible Bridge Financing [Member] | IEC [Member]
Convertible Bridge Financing (Textual)
Debt aggregate principal amount					₪ 3,000,000	769,000				₪ 3,000,000		₪ 3,000,000	₪ 3,000,000
Debt instrument, description				An annual interest rate of 8% (decreasing, following the end of the Conversion Period (as defined below), to the higher of 4% or the minimum rate set by the Israeli tax authority), upon the achievement of certain specified milestones	An annual interest rate of 8% (decreasing, following the end of the Conversion Period (as defined below), to the higher of 4% or the minimum rate set by the Israeli tax authority), upon the achievement of certain specified milestones
Principal amount						513,000									₪ 2,000,000
Increase aggregate principal amount						$ 256,000								₪ 1,000,000
Convertible Bridge Financing One [Member]
Convertible Bridge Financing (Textual)
Debt aggregate principal amount			$ 200,000					1,300,000	$ 1,300,000		$ 1,300,000
Principal amount		$ 250,000
Conversion price per share percentage						75.00%
Conversion feature amount						$ 219,400		$ 25,051
Conversion of shares | shares		363,645	446,545
Price per share | $ / shares		$ 0.687	$ 0.447
Additional paid in capital		$ 83,333
Debt instrument, convertible, terms of conversion feature						The Company granted the Holders of the convertible notes warrants to purchase the most senior class of securities of the Company issued in the next equity round in a total amount equal to 7.5% of the aggregate principal amount of the Series 1 Notes. The notes will be exercisable until the earlier of 60 months from the effective date or the consummation of an IPO or M&A transaction.
Convertible Bridge Financing One [Member] | Minimum [Member]
Convertible Bridge Financing (Textual)
Expected life in years		2 years 9 months 18 days
Convertible Bridge Financing One [Member] | Maximum [Member]
Convertible Bridge Financing (Textual)
Expected life in years		4 years 9 months 18 days
Convertible Bridge Financing Two [Member]
Convertible Bridge Financing (Textual)
Debt aggregate principal amount							$ 836,294
Conversion price per share percentage							75.00%
Conversion of shares | shares	743,372
Debt conversion price | $ / shares	$ 1.125						$ 0.917
Exercise price | $ / shares	$ 1.50
Redemption amount paid in capital	$ 218,499
Additional warrants | shares	743,372
Warrants liability						$ 321,434	$ 334,517
Dividend yield		0.00%
Expected volatility		64.20%
Risk free rate, maximum		0.70%
Risk free rate, minimum		0.30%